Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Beginning Balance	$ 2,624,599	$ (62,858)
Amounts recognized in profit or loss during the period	1,109,572	2,524,732
Amounts recognized in other comprehensive income	55,219	166,561	$ 229,136
Amounts recognized in equity	227	1,608	(320,961)
Exchange adjustments	(711)	(5,444)
Ending Balance	$ 3,788,906	$ 2,624,599	$ (62,858)